RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 08, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 12, 2023	Jun. 07, 2023	Jul. 31, 2022
Related Party Transaction [Line Items]
Long-term debt, gross		$ 450,628		$ 450,628		$ 474,855
Distributions from investments				797	$ 0
Accounts receivable, net		46,238		46,238		20,998	$ 17,301
General and administrative		$ 36,366	$ 15,890	$ 71,603	78,428	$ 104,251	$ 58,794
Reflow
Related Party Transaction [Line Items]
Equity method investment, ownership interest, percentage		17.30%		17.30%		17.30%	17.30%
Affiliated Entity | Provenance Term Note
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 9,100		$ 5,000
Long-term debt, gross		$ 9,900		$ 9,900		$ 9,400
Interest accrued, gross		200		600
Affiliated Entity | Provenance Term Note-Excluding Interest Paid In Kind
Related Party Transaction [Line Items]
Long-term debt, gross						9,100	$ 7,300
Interest accrued, gross						800	500
Equity Method Investees
Related Party Transaction [Line Items]
Accounts receivable, net		$ 0		$ 0		$ 0	300
Equity Method Investees | Reflow
Related Party Transaction [Line Items]
Equity method investment, ownership interest, percentage		17.30%		17.30%		17.30%
Distributions from investments		$ 0	0	$ 900	0	$ 920	477
Majority Shareholder
Related Party Transaction [Line Items]
General and administrative		$ 500	$ 0	$ 800	$ 400	$ 600	$ 1,000
Majority Shareholder | Term Note-Interest Bearing
Related Party Transaction [Line Items]
Long-term debt, gross									$ 10,000
Fees paid	$ 25